UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave

	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title:    Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 13,  2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:15
Form 13F Information Table Value Total:  $714,178

						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP		COM	03060R101 19,758 	744170		SH	SOLE		744170
BANKATLANTIC BANCORP INC-CL A	COM	065908501	 344 	40000		SH	SOLE		40000
CAPITAL ONE FINANCIAL CORP	COM	14040H105 79,175 	1009370		SH	SOLE		1009370
COMPUCREDIT CORP		COM	20478N100 165,606 	4728891		SH	SOLE		4728891
ENCORE CAPITAL GROUP INC	COM	292554102	 26,588 	2130480		SH	SOLE		2130480
FIRST ACCEPTANCE CORP		COM	318457108	 21,952 	2160600		SH	SOLE		2160600
FIRST MARBLEHEAD CORP		COM	320771108	 172,798 	4472009		SH	SOLE		4472009
HIGHBURY FINANCIAL INC	COM	42982Y109 2,460 	400000		SH	SOLE		400000
INDYMAC BANCORP INC		COM	456607100	 48,495 	1662480		SH	SOLE		1662480
MGIC INVESTMENT CORP-WIS	COM	552848103	 29,713 	522570		SH	SOLE		522570
OCWEN FINANCIAL CORP		COM	675746309	 25,446 	1908900		SH	SOLE		1908900
PRIMUS GUARANTY LTD		COM	G72457107 21,912 	2044040		SH	SOLE		2044040
RENAISSANCERE HOLDINGS LTD	COM	G7496G103 98,432 	1587870		SH	SOLE		1587870
SUN AMERICAN BANCORP WTS	WTS	86664A103 575 	1250000		SH	SOLE		1250000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117 924 	600000		SH	SOLE		600000


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